Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Statement of Comprehensive Income [Abstract]
NET SALES	$ 17,240,870	$ 17,192,251	$ 23,127,532	$ 23,019,801	$ 22,297,178
COST OF GOODS SOLD	14,214,528	14,257,407	19,114,293	19,222,092	18,474,039
Gross profit	3,026,342	2,934,844	4,013,239	3,797,709	3,823,139
OPERATING EXPENSES:
Distribution, selling and administrative costs	2,689,339	2,715,602	3,650,704	3,545,453	3,494,254
Restructuring and tangible asset impairment charges	38,799	81,697	172,707	(50)	8,386
Total operating expenses	2,728,138	2,797,299	3,823,411	3,545,453	3,502,640
OPERATING INCOME	298,204	137,545	189,828	252,256	320,499
Acquisition termination fees-net		287,500	287,500
Interest expense-net	189,759	210,821	285,175	289,202	306,087
Loss on extinguishment of debt	53,632				41,796
Income (loss) before income taxes	54,813	214,224	192,153	(36,946)	(27,384)
INCOME TAX (BENEFIT) PROVISION	(78,117)	36,761	24,635	35,968	29,822
Net income (loss)	132,930	177,463	167,518	(72,914)	(57,206)
OTHER COMPREHENSIVE INCOME (LOSS)-Net of tax:
Changes in retirement benefit obligations, net of income tax	(8,207)	101,762	83,663	(155,362)	122,963
Changes in interest rate swap derivative, net of income tax					542
COMPREHENSIVE INCOME (LOSS)	$ 124,723	$ 279,225	$ 251,181	$ (228,276)	$ 66,299
NET INCOME (LOSS) PER SHARE
Basic	$ 0.69	$ 1.05	$ 0.99	$ (0.43)	$ (0.34)
Diluted	$ 0.68	$ 1.04	$ 0.98	$ (0.43)	$ (0.34)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	193,269,252	169,583,156	169,560,616	169,467,651	169,634,649
Diluted	196,805,990	170,881,801	171,060,720	169,467,651	169,634,649
DISTRIBUTION DECLARED AND PAID
Distribution declared and paid per share (Note 12)	$ 3.94